Income Tax - Schedule of Components of Income Tax Provision (Benefit) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Total current					$ 20	$ 19	$ 20
Deferred:
Total deferred					28	19	10
Income tax provision	9	10	16	24	48	38	30
United States [Member]
Current:
U.S. federal
U.S. state and local						1	1
Deferred:
U.S. federal & state					28	14	6
Non-United States [Member]
Current:
Non-United States					20	18	19
Deferred:
Non-United States						$ 5	$ 4